Stock-Based Compensation and Benefit Plans - Associate Stock Purchase Plan (Details) - Sep. 30, 2014 - 2014 Associate Stock Purchase Plan - shares	Total
Other Plans
Number of shares of common stock reserved for issuance under the plan	500,000
Purchase prices expressed as a percentage of market value	85.00%
Compensation designated for purchase, maximum percentage	10.00%